Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 34.3%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.3980%, 9/15/34ž,‡	$4,050,930	$4,017,403
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	2,230,688	2,241,994
Affirm Master Trust 2025-3A A, 4.4500%, 10/16/34ž	3,080,000	3,069,789
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5550%, 10/21/38ž,‡	9,858,000	9,894,565
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.8936%, 6/15/40ž,‡	6,211,000	6,233,512
ALA Trust 2025-OANA B, CME Term SOFR 1 Month + 1.8425%, 5.9935%, 6/15/40ž,‡	2,119,000	2,129,419
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	177,038	174,728
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	157,550	155,033
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	936,984	873,885
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	618,634	596,473
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	5,970,900	5,931,239
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	4,587,645	4,625,719
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	779,468	720,124
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5987%, 10/24/36ž,‡	3,163,000	3,167,984
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	27,889	27,871
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5455%, 1/22/35ž,‡	6,848,787	6,867,044
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.5135%, 10/25/38ž,‡	5,693,000	5,711,675
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 7/20/37ž,‡	1,159,727	1,164,275
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	1,774,000	1,500,287
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4898%, 1/27/50ž,‡	2,396,255	2,144,504
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.1153%, 11/27/48ž,‡	560,000	546,950
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.0466%, 11/27/48ž,‡	1,112,000	1,082,678
Bayview Opportunity Master Fund 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	5,106,482	4,748,493
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	4,852,953	4,514,258
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	3,742,499	3,235,540
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 6.0333%, 7/27/48ž,‡	1,750,000	1,750,000
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.7076%, 7/15/37ž,‡	9,186,000	9,213,401
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	8,100,000	8,124,300
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/17/42ž,‡	6,590,000	6,569,139
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	6,286,000	6,610,941
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	7,398,253	7,527,153
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	2,865,000	2,817,465
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	3,586,628	3,524,349
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	1,549,000	1,475,007
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	4,295,000	4,087,207
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	5,348,000	5,342,473
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	4,808,914	4,807,772
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.2146%, 9/15/36ž,‡	5,995,108	5,976,049
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 5.9146%, 9/15/36ž,‡	6,296,414	6,273,621

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 4.8994%, 4/15/39ž,‡	$3,661,754	$3,654,519
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.6433%, 10/15/41ž,‡	6,888,832	6,898,992
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.8414%, 8/15/39ž,‡	8,893,855	8,915,430
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.7401%, 8/15/39ž,‡	2,748,669	2,755,455
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.0266%, 10/15/41ž,‡	3,116,919	3,136,487
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.4430%, 12/15/39ž,‡	3,834,107	3,839,620
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.7925%, 12/15/39ž,‡	1,767,729	1,771,057
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.6416%, 6/17/41ž,‡	6,380,507	6,379,696
BX Commercial Mortgage Trust 2024-VLT5 A, 5.5908%, 11/13/46ž,‡	7,894,000	8,038,598
BX Commercial Mortgage Trust 2024-VLT5 B, 5.9949%, 11/13/46ž,‡	2,036,000	2,085,713
BX Commercial Mortgage Trust 2024-VLT5 C, 6.3984%, 11/13/46ž,‡	1,086,000	1,118,813
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.3002%, 2/15/35ž,‡	6,220,000	6,202,042
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.7500%, 7/15/42ž,‡	2,678,000	2,683,598
BX Commercial Mortgage Trust 2025-GW B, CME Term SOFR 1 Month + 1.8500%, 6.0000%, 7/15/42ž,‡	7,326,000	7,334,357
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.2940%, 3/15/30ž,‡	7,878,274	7,854,590
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.5436%, 3/15/30ž,‡	1,724,275	1,717,960
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.8502%, 7/15/44ž,‡	12,393,000	12,428,328
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.8824%, 10/19/37ž,‡	8,278,000	8,298,357
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 5.6390%, 7/20/38ž,‡	8,350,000	8,377,474
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.7919%, 8/15/41ž,‡	4,269,000	4,259,326
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.4410%, 8/15/41ž,‡	3,139,063	3,192,794
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7671%, 1/22/35ž,‡	7,300,000	7,313,827
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.3371%, 1/22/35ž,‡	2,775,193	2,776,580
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	3,820,000	3,831,720
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	7,072,247	5,856,624
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,461,837	933,704
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,396,119	5,210,521
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,830,210	14,868,805
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 2/25/50ž,‡	2,561,987	2,528,945
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	6,294,000	6,316,753
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	58,530	57,670
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 5.9912%, 6/17/41ž,‡	4,244,767	4,239,669
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	10,340,000	10,456,728
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	5,301,000	5,395,853
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	3,300,000	3,384,688
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3560%, 11/25/41ž,‡	7,958,319	8,052,991
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.2060%, 12/25/41ž,‡	388,363	387,630
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.0060%, 12/25/41ž,‡	3,943,000	3,960,579
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.5060%, 12/25/41ž,‡	6,109,000	6,253,126
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2560%, 4/25/42ž,‡	131,190	131,468

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R07 1M1, US 30 Day Average SOFR + 2.9500%, 7.3060%, 6/25/42ž,‡	$1,005,509	$1,031,424
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0560%, 7/27/43ž,‡	1,959,741	1,966,887
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.3060%, 9/25/43ž,‡	825,914	829,951
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8560%, 10/26/43ž,‡	1,627,557	1,630,033
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/44ž,‡	1,620,201	1,621,803
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 3/25/44ž,‡	989,488	990,209
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 5/25/44ž,‡	1,269,178	1,269,466
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 7/25/44ž,‡	747,721	747,393
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 1/25/45ž,‡	923,204	923,585
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	1,841,702	1,842,002
Connecticut Avenue Securities Trust 2025-R03 2M1, US 30 Day Average SOFR + 1.6000%, 5.9560%, 3/27/45ž,‡	5,538,156	5,552,553
Connecticut Avenue Securities Trust 2025-R04 1M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/45ž,‡	4,772,398	4,777,485
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 7/25/45ž,‡	2,602,689	2,607,648
COOPR Residential Mortage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	3,466,000	3,459,590
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	1,540,548	1,554,409
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	833,493	841,249
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	6,204,000	4,759,191
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	52,265	52,325
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 10/15/36ž,‡	4,289,000	4,299,481
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,143,698	1,135,603
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	1,251,249	1,264,305
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	2,520,871	2,492,659
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,192,000	3,139,652
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	7,528,000	7,311,011
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	887,107	894,000
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	1,302,400	1,287,198
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	5,000,717	5,176,876
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	7,083,000	6,820,590
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48ž	194,237	193,051
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	1,640,982	1,659,909
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	6,001,000	6,019,123
Extended Stay America Trust 2025-ESH A, CME Term SOFR 1 Month + 1.3000%, 5.4500%, 10/15/42ž,‡	4,168,000	4,164,103
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	3,731,734	3,387,616
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	4,888,771	4,379,738
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	2,224,161	2,284,081
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	1,950,712	2,008,661
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	1,399,433	1,430,054
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	2,810,840	2,827,400
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55ž,Ç	3,647,974	3,656,237
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	3,083,404	3,139,935
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	3,349,957	3,396,612
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	2,112,680	2,136,262
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	2,285,292	2,305,740
FIGRE Trust 2025-PF2 A, 5.0170%, 10/25/55ž,‡	6,115,000	6,114,908
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	2,479,259	2,396,032
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	7,442,121	6,426,223
Foundation Finance Trust 2025-2A A, 4.6700%, 4/15/52ž	4,066,558	4,086,663
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	708,367	704,009
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4560%, 9/25/41ž,‡	1,319,182	1,326,723
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.7060%, 12/25/41ž,‡	7,413,000	7,486,655
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4560%, 3/25/42ž,‡	2,011,910	2,020,148

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4480%, 4/27/43ž,‡	$1,249,234	$1,266,590
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3560%, 6/25/43ž,‡	169,998	170,445
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.2060%, 11/25/43ž,‡	1,639,307	1,646,093
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/44ž,‡	2,507,355	2,508,920
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 10/25/44ž,‡	762,043	761,686
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/45ž,‡	1,837,361	1,837,469
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/45ž,‡	1,187,982	1,188,548
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 5.4704%, 9/25/45ž,‡	1,376,000	1,376,032
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	4,469,618	4,469,505
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	1,347,000	1,256,941
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	5,315,828	5,388,267
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.6055%, 1/20/39ž,‡	6,961,000	6,977,102
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.0555%, 3/1/28ž,‡	1,985,000	1,988,858
Gracie Point International Funding 2025-1A A, US 30 Day Average SOFR + 1.5000%, 5.8721%, 8/15/28ž,‡	3,606,000	3,612,726
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.8414%, 5/15/41ž,‡	7,775,000	7,789,101
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.7858%, 11/25/41ž,‡	9,296,000	9,320,746
GS Mortgage-Backed Securites Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	4,715,000	4,714,957
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	3,066,000	3,076,397
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	6,504,000	6,528,512
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	5,206,000	5,232,786
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	2,133,000	2,139,188
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	1,475,000	1,429,696
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	260,037	258,802
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	146,000	145,022
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	2,325,469	2,334,887
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.4502%, 3/17/42ž,‡	5,588,000	5,579,815
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	54,002	54,012
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.7413%, 6/15/39ž,‡	5,125,301	5,126,754
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	686,528	685,640
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	767,680	776,609
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	1,720,000	1,731,355
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,668,736	1,683,492
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,098,285	2,123,193
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	6,445,724	6,490,403
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	1,800,000	1,806,272
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.3645%, 3/15/38ž,‡	704,772	702,445
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.4454%, 5/16/39ž,‡	6,610,000	6,427,990
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,145,182	1,153,050
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9178%, 10/16/37ž,‡	3,126,000	3,134,320
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6890%, 7/20/37ž,‡	9,324,578	9,353,328
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 5.6229%, 7/16/38ž,‡	6,529,000	6,551,349
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	7,208,000	7,226,397
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	5,107,000	5,123,598
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	79,403	79,458
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	3,681,696	3,436,121

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	$4,714,214	$4,401,240
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	1,886,984	1,856,089
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.0654%, 4/15/38ž,‡	1,293,573	1,293,157
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.6154%, 4/15/38ž,‡	4,734,268	4,732,037
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	2,503,000	2,443,499
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	6,122,645	6,133,633
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,322,213	1,304,152
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	3,978,928	3,984,975
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	2,492,000	2,512,105
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.7915%, 3/15/41ž,‡	9,402,000	9,393,082
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.5433%, 10/15/40ž,‡	5,121,000	5,107,845
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	554,534	552,146
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,530,336	1,498,778
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	3,139,994	3,173,536
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	6,600,000	6,616,500
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 10/19/37ž,‡	4,518,000	4,539,577
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	4,236,951	4,044,074
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,305,000	1,302,542
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	3,678,000	3,698,499
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.8955%, 7/20/37ž,‡	2,037,063	2,042,092
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5724%, 10/17/36ž,‡	6,848,787	6,857,483
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 5.5622%, 10/25/38ž,‡	3,400,000	3,410,639
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 7/15/37ž,‡	695,086	696,791
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,579,202	1,363,359
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	4,178,728	3,594,623
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.2392%, 11/15/40ž,‡	268,512	268,419
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.3861%, 11/15/40ž,‡	1,240,006	1,239,588
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	3,100,192	3,027,409
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	3,550,493	3,467,982
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,310,247	1,283,840
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	2,354,577	2,330,680
PRP Advisors LLC 2025-RPL3 A1, 3.2500%, 4/25/55ž,Ç	2,940,195	2,856,719
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	4,500,365	4,223,849
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	12,500,000	12,759,396
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55ž	9,219,000	9,326,296
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	6,480,000	6,457,529
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2871%, 1/22/35ž,‡	2,192,711	2,200,605
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	6,208,036	6,409,883
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	3,213,930	3,315,302
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	1,844,388	1,865,495
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	2,296,163	2,316,272
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	3,981,548	4,031,174
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	4,801,500	4,845,999
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/15/35ž,‡	7,499,000	7,471,574
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.6924%, 11/15/34ž,‡	7,206,000	7,191,504
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	448,100	398,620
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	345,076	309,278
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.7055%, 7/21/37ž,‡	6,450,000	6,466,854
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.1510%, 1/17/39ž,‡	3,548,000	3,538,748

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 4.9954%, 11/15/38ž,‡	$684,495	$682,903
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,466,872	1,353,239
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.4433%, 4/15/42ž,‡	2,053,000	2,046,921
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6955%, 10/21/37ž,‡	6,913,000	6,932,094
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	4,402,712	4,768,523
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	1,824,040	1,841,637
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	1,960,000	1,972,497
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	6,674,443	7,044,590
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	4,507,581	4,198,054
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	4,083,000	3,863,178
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.1655%, 7/15/39ž,‡	3,768,000	3,676,757
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8755%, 7/20/37ž,‡	2,638,439	2,644,308
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.5155%, 2/15/40ž,‡	548,796	547,366
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.1409%, 8/15/41ž,‡	9,691,967	9,655,686
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 6.6402%, 8/15/41ž,‡	3,694,749	3,668,079
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	7,753,000	7,781,490
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	990,257	916,023
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	2,399,478	2,149,150
Wendy's Funding LLC 2022-1A A2I, 4.2360%, 3/15/52ž	778,837	765,718
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	361,418	359,587
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	3,555,977	3,298,918
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	1,292,522	1,301,091
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	2,371,239	2,395,184
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	4,926,761	4,982,427
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	4,463,580	4,494,412
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	3,665,508	3,670,392
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	5,717,366	5,724,131
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	3,011,917	3,042,010
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	290,552	293,493
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	3,058,695	3,089,666
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	1,790,735	1,810,937
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	1,646,776	1,662,956
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	2,318,874	2,338,944
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	4,124,542	4,121,503
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	2,751,000	2,750,977
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $940,433,081)		938,869,053
Bank Loans and Mezzanine Loans – 3.4%
Basic Industry – 0.1%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 6.3513%, 8/12/32ƒ,‡	2,148,000	2,145,315
Capital Goods – 0.6%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.5660%, 8/4/31‡	13,578,547	13,513,235
Quikrete Holdings Inc, CME Term SOFR 1 Month + 2.2500%, 6.4134%, 2/10/32‡	2,564,930	2,563,186
		16,076,421
Consumer Cyclical – 0.8%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.0015%, 9/30/31‡	4,098,312	4,097,041
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2956%, 9/30/31‡	8,196,704	8,194,163
Life Time Inc, CME Term SOFR 1 Month + 2.0000%, 6.2549%, 11/5/31	6,769	6,758
UFC Holdings LLC, CME Term SOFR 3 Month + 2.0000%, 6.0378%, 11/21/31‡	8,197,156	8,206,091
		20,504,053
Consumer Non-Cyclical – 0.4%
Lavender US Holdco 1 Inc, CME Term SOFR 1 Month + 3.2500%, 7.3929%, 9/27/32ƒ,‡	5,730,066	5,730,065
Medline Borrower LP, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 10/23/30‡	6,275,577	6,271,687
		12,001,752
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 9/30/31‡	4,032,528	4,024,462

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Financial Institutions – 0.1%
Deep Blue Operating I LLC, CME Term SOFR 1 Month + 2.7500%, 6.9731%, 9/17/32ƒ,‡	$3,829,815	$3,829,815
Technology – 0.1%
Clearwater Analytics LLC, CME Term SOFR 6 Month + 2.2500%, 6.4605%, 4/21/32‡	2,895,000	2,895,000
Transportation – 1.1%
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.7114%, 8/15/30‡	10,511,881	10,511,881
First Student Bidco Inc, CME Term SOFR 3 Month + 2.5000%, 6.7114%, 8/15/30‡	1,923,412	1,924,220
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.7515%, 4/10/31‡	12,638,878	12,584,784
Stonepeak Nile Parent LLC, CME Term SOFR 3 Month + 2.7500%, 7.0794%, 4/9/32‡	5,418,000	5,413,936
		30,434,821
Total Bank Loans and Mezzanine Loans (cost $91,940,408)		91,911,639
Corporate Bonds – 27.0%
Banking – 4.7%
American Express Co, SOFR + 1.2200%, 4.9180%, 7/20/33‡	6,354,000	6,464,613
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	10,474,000	10,810,061
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	6,622,000	6,880,050
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,040,000	3,188,997
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,489,000	1,545,902
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	7,460,000	8,437,205
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	4,894,000	5,076,816
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	6,476,000	6,479,501
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	6,394,000	6,542,937
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	4,460,000	4,505,259
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	5,768,000	5,956,792
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	4,356,000	3,960,273
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	3,537,000	3,685,204
Morgan Stanley Private Bank NA, SOFR + 1.0800%, 4.7340%, 7/18/31‡	15,654,000	15,887,765
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	2,018,000	2,085,041
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	2,831,000	2,953,870
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	6,946,000	7,869,490
Toronto-Dominion Bank/The, US Treasury Yield Curve Rate 5 Year + 2.7210%, 6.3500%, 10/31/85‡,#	4,489,000	4,500,223
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	5,725,000	5,919,184
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	3,554,000	3,645,098
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	3,550,000	3,675,825
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	9,683,000	10,018,107
		130,088,213
Basic Industry – 1.0%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	9,347,000	9,304,369
Qnity Electronics Inc, 5.7500%, 8/15/32ž	2,670,000	2,690,364
Qnity Electronics Inc, 6.2500%, 8/15/33ž	2,179,000	2,225,164
Solstice Advanced Materials Inc, 5.6250%, 9/30/33ž	6,452,000	6,473,317
Verde Purchaser LLC, 10.5000%, 11/30/30ž	5,400,000	5,795,431
		26,488,645
Brokerage – 1.5%
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	304,000	312,013
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	1,336,000	1,403,435
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	6,387,000	6,699,275
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	7,691,000	7,795,284
LPL Holdings Inc, 4.0000%, 3/15/29ž	1,085,000	1,061,060
LPL Holdings Inc, 5.1500%, 6/15/30	3,730,000	3,796,417
LPL Holdings Inc, 6.0000%, 5/20/34	4,178,000	4,365,493
LPL Holdings Inc, 5.6500%, 3/15/35	6,372,000	6,492,187
LPL Holdings Inc, 5.7500%, 6/15/35	3,771,000	3,866,939
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32ž	5,773,000	5,942,244
		41,734,347
Capital Goods – 1.4%
Bombardier Inc, 7.4500%, 5/1/34ž	8,794,000	9,712,771
Embraer Netherlands Finance BV, 5.4000%, 1/9/38	6,695,000	6,665,743
Ferguson Enterprises Inc, 5.0000%, 10/3/34	8,394,000	8,451,548
JH North America Holdings Inc, 5.8750%, 1/31/31ž	1,951,000	1,980,879
JH North America Holdings Inc, 6.1250%, 7/31/32ž	2,172,000	2,224,723

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	$4,334,000	$4,489,348
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	4,096,000	4,202,582
		37,727,594
Communications – 1.3%
AppLovin Corp, 5.3750%, 12/1/31	4,227,000	4,372,729
AppLovin Corp, 5.5000%, 12/1/34	6,424,000	6,631,150
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	4,961,000	5,301,310
Level 3 Financing Inc, 7.0000%, 3/31/34ž	4,939,007	5,024,497
T-Mobile USA Inc, 5.1250%, 5/15/32	2,014,000	2,072,723
T-Mobile USA Inc, 5.3000%, 5/15/35	3,559,000	3,645,064
Virgin Media Secured Finance PLC, 5.5000%, 5/15/29ž	9,559,000	9,450,933
		36,498,406
Consumer Cyclical – 2.5%
Carnival Corp, 5.7500%, 8/1/32ž	9,493,000	9,660,817
Carvana Co, 9.0000%, 6/1/30ž	8,772,056	9,177,977
Flutter Treasury DAC, 5.8750%, 6/4/31ž	2,837,000	2,879,612
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	614,028
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	3,378,000	3,660,259
KB Home, 4.0000%, 6/15/31	2,549,000	2,393,824
Millrose Properties Inc, 6.2500%, 9/15/32ž	5,075,000	5,088,264
NCL Corporation Ltd, 5.8750%, 1/15/31ž	10,153,000	10,152,619
NCL Corporation Ltd, 6.7500%, 2/1/32ž	5,647,000	5,807,553
NCL Corporation Ltd, 6.2500%, 9/15/33ž	6,296,000	6,328,587
Royal Caribbean Cruises Ltd, 5.3750%, 1/15/36	6,125,000	6,160,719
Taylor Morrison Communities Inc, 5.1250%, 8/1/30ž	6,003,000	5,983,793
		67,908,052
Consumer Non-Cyclical – 2.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,458,000	4,528,256
CVS Health Corp, 5.0000%, 9/15/32	2,215,000	2,242,104
CVS Health Corp, 5.2500%, 2/21/33	785,000	803,169
CVS Health Corp, 5.7000%, 6/1/34	3,275,000	3,417,612
CVS Health Corp, 5.4500%, 9/15/35	3,938,000	4,007,318
CVS Health Corp, 4.7800%, 3/25/38	10,124,000	9,488,590
CVS Health Corp, 6.2000%, 9/15/55	2,280,000	2,346,647
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	1,558,000	1,641,640
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	4,521,000	4,335,126
Solventum Corp, 5.4500%, 3/13/31	6,976,000	7,274,585
Solventum Corp, 5.6000%, 3/23/34	8,817,000	9,179,638
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	6,743,000	7,060,460
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	2,652,000	2,604,854
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	4,201,000	4,375,283
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	3,376,000	3,476,973
		66,782,255
Electric – 1.3%
Liberty Utilities Co, 5.8690%, 1/31/34ž	4,882,000	5,056,840
NRG Energy Inc, 6.0000%, 2/1/33ž	2,641,000	2,682,123
NRG Energy Inc, 5.7500%, 1/15/34ž	3,075,000	3,071,861
NRG Energy Inc, 5.4070%, 10/15/35ž	3,910,000	3,923,298
NRG Energy Inc, 6.0000%, 1/15/36ž	5,759,000	5,759,827
PSEG Power LLC, 5.2000%, 5/15/30ž	4,673,000	4,794,057
PSEG Power LLC, 5.7500%, 5/15/35ž	6,351,000	6,643,989
Xcel Energy Inc, 5.6000%, 4/15/35	2,674,000	2,771,969
		34,703,964
Energy – 3.1%
Civitas Resources Inc, 8.6250%, 11/1/30ž	1,464,000	1,516,213
Civitas Resources Inc, 8.7500%, 7/1/31ž	2,714,000	2,780,523
Civitas Resources Inc, 9.6250%, 6/15/33ž	5,261,000	5,556,706
DT Midstream Inc, 4.1250%, 6/15/29ž	6,147,000	5,997,407
DT Midstream Inc, 4.3750%, 6/15/31ž	9,231,000	8,921,152
DT Midstream Inc, 4.3000%, 4/15/32ž	2,510,000	2,400,703
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	6,456,000	6,581,118
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,041,000	3,037,565
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	7,886,000	8,133,108
Occidental Petroleum Corp, 5.2000%, 8/1/29	2,550,000	2,587,480
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,013,000	3,481,036
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,150,000	2,303,559
Occidental Petroleum Corp, 6.1250%, 1/1/31	3,015,000	3,175,898

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Sunoco LP, 5.6250%, 3/15/31ž	$3,558,000		$3,531,753
Sunoco LP, 6.2500%, 7/1/33ž	4,975,000		5,063,765
Sunoco LP, 5.8750%, 3/15/34ž	5,173,000		5,128,211
Sunoco LP, US Treasury Yield Curve Rate 5 Year + 4.2300%, 7.8750%ž,‡,μ	6,132,000		6,228,334
Viper Energy Partners LLC, 4.9000%, 8/1/30	3,386,000		3,411,248
Viper Energy Partners LLC, 5.7000%, 8/1/35	4,504,000		4,579,307
			84,415,086
Finance Companies – 2.0%
Ares Capital Corp, 5.1000%, 1/15/31	13,317,000		13,220,948
Blackstone Private Credit Fund, 7.3000%, 11/27/28	4,159,000		4,442,529
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	6,264,000		6,418,609
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	2,886,000		3,091,185
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,173,000		7,262,638
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	1,737,000		1,829,264
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	2,615,000		2,801,199
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000		741,717
Rocket Cos Inc, 6.1250%, 8/1/30ž	2,698,000		2,769,011
Rocket Cos Inc, 6.3750%, 8/1/33ž	11,317,000		11,680,434
			54,257,534
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	3,930,000		4,020,013
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	3,170,000		3,259,416
			7,279,429
Insurance – 1.7%
Aon North America Inc, 5.4500%, 3/1/34	5,364,000		5,587,702
Arthur J Gallagher & Co, 5.0000%, 2/15/32	895,000		913,148
Arthur J Gallagher & Co, 6.5000%, 2/15/34	2,912,000		3,228,788
Arthur J Gallagher & Co, 5.1500%, 2/15/35	2,237,000		2,263,449
Centene Corp, 4.2500%, 12/15/27	13,594,000		13,349,544
Health Care Service Corp, 5.2000%, 6/15/29ž	3,916,000		4,022,920
Health Care Service Corp, 5.4500%, 6/15/34ž	7,170,000		7,363,587
Humana Inc, 5.9500%, 3/15/34	10,534,000		11,079,249
			47,808,387
Professional Services – 0.6%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	16,587,000		17,407,517
Real Estate Investment Trusts (REITs) – 0.4%
American Tower Trust I, 5.4900%, 3/15/28ž	10,515,000		10,688,529
Technology – 2.8%
Broadcom Inc, 4.8000%, 2/15/36	5,836,000		5,818,195
Broadcom Inc, 4.9000%, 2/15/38	4,178,000		4,155,615
CACI International Inc, 6.3750%, 6/15/33ž	2,344,000		2,417,955
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	4,127,000		4,215,994
CoreWeave Inc, 9.0000%, 2/1/31ž	15,148,000		15,524,867
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	1,868,000		1,779,941
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	13,250,000		13,803,409
Intel Corp, 2.4500%, 11/15/29	1,773,000		1,646,446
Marvell Technology Inc, 4.7500%, 7/15/30	1,973,000		1,998,698
Marvell Technology Inc, 5.4500%, 7/15/35	4,198,000		4,327,857
Molex Electronic Technologies LLC, 5.2500%, 4/30/32ž	3,949,000		4,018,597
MSCI Inc, 4.0000%, 11/15/29ž	10,082,000		9,850,111
Oracle Corp, 4.8000%, 9/26/32	4,192,000		4,197,041
Oracle Corp, 5.2000%, 9/26/35	2,056,000		2,067,321
Western Digital Corp, 4.7500%, 2/15/26	1,212,000		1,211,293
			77,033,340
Total Corporate Bonds (cost $723,704,962)			740,821,298
Foreign Government Bonds – 0%
United Kingdom Gilt, 4.3750%, 3/7/30 (cost $1,369,008)	1,000,000	GBP	1,357,323
Mortgage-Backed Securities – 18.9%
Fannie Mae:
3.5000%, TBA, 30 Year Maturity	430,206		393,154
5.0000%, TBA, 30 Year Maturity	311,000		308,422
			701,576
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	13,518		13,046
BO4725, 2.5000%, 11/1/34	1,405,203		1,331,909
BO7717, 3.0000%, 11/1/34	74,036		71,525
BO5957, 3.0000%, 12/1/34	84,723		81,677
FS3713, 2.5000%, 12/1/36	1,974,772		1,869,074
995757, 6.0000%, 2/1/37	505,388		531,559

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
AL6997, 4.5000%, 11/1/42	$510,999	$509,815
AB7563, 3.0000%, 1/1/43	111,930	102,841
MA1363, 3.0000%, 2/1/43	174,419	159,350
AL5942, 5.0000%, 7/1/44	2,667,944	2,703,099
AL5887, 4.5000%, 10/1/44	1,120,198	1,117,108
AL6542, 4.5000%, 3/1/45	1,854,475	1,849,359
AL6842, 4.0000%, 5/1/45	178,113	171,935
AL7381, 4.5000%, 6/1/45	939,274	934,246
CA4646, 3.0000%, 2/1/48	265,467	241,073
BJ9181, 5.0000%, 5/1/48	439,016	443,539
MA3521, 4.0000%, 11/1/48	1,357,745	1,299,274
BN3899, 4.0000%, 12/1/48	199,681	191,082
FM3664, 4.0000%, 3/1/49	286,408	274,074
CA3683, 4.5000%, 6/1/49	72,625	71,407
BJ8459, 3.0000%, 8/1/49	1,267,180	1,115,401
BO4113, 3.0000%, 8/1/49	321,331	282,843
CA4035, 4.5000%, 8/1/49	114,456	112,537
BO2983, 3.0000%, 9/1/49	188,954	170,495
MA3774, 3.0000%, 9/1/49	10,390	9,261
MA3908, 4.5000%, 1/1/50	159,238	156,578
CA5573, 4.0000%, 4/1/50	544,717	519,114
MA4079, 3.0000%, 7/1/50	6,017,182	5,352,922
BK2913, 2.5000%, 8/1/50	626,826	541,759
FM5076, 4.0000%, 8/1/50	484,282	461,519
FS2713, 4.5000%, 10/1/50	2,785,620	2,745,246
FS5362, 4.5000%, 12/1/50	3,773,505	3,710,456
FS2546, 4.0000%, 3/1/51	107,358	102,734
20510401, 3.0000%, 4/1/51	645,190	574,373
MA4378, 2.0000%, 7/1/51	14,833,703	12,040,450
FS0359, 2.5000%, 1/1/52	4,234,812	3,631,698
CB2681, 3.5000%, 1/1/52	1,481,838	1,378,028
FS0662, 2.5000%, 2/1/52	20,035,717	17,169,869
FS5130, 2.5000%, 2/1/52	15,386,159	13,175,493
CB2750, 2.5000%, 2/1/52	6,720,440	5,711,136
CB2891, 3.0000%, 2/1/52	3,930,962	3,503,087
BV2802, 3.0000%, 2/1/52	519,314	461,181
CB2907, 3.5000%, 2/1/52	4,044,923	3,761,242
CB3043, 2.5000%, 3/1/52	8,657,033	7,418,757
FS1081, 2.5000%, 3/1/52	8,535,895	7,284,078
FS5988, 2.5000%, 3/1/52	6,475,238	5,534,861
CB3042, 2.5000%, 3/1/52	3,181,554	2,729,356
BT2256, 2.5000%, 3/1/52	728,494	621,602
BV2965, 2.5000%, 3/1/52	628,724	536,520
BV5152, 2.5000%, 3/1/52	595,508	510,328
BV2962, 2.5000%, 3/1/52	255,354	218,139
BV4144, 3.0000%, 3/1/52	3,141,179	2,793,127
BV5379, 3.0000%, 4/1/52	1,989,693	1,777,398
BV5380, 3.0000%, 4/1/52	1,702,764	1,513,901
CB3240, 3.0000%, 4/1/52	14,092	12,534
BV5394, 3.5000%, 4/1/52	2,246,033	2,083,988
FS1869, 3.5000%, 4/1/52	1,597,720	1,483,594
BV5393, 3.5000%, 4/1/52	1,232,949	1,145,373
BV8485, 3.5000%, 4/1/52	770,938	715,317
FS1301, 3.5000%, 4/1/52	606,929	559,959
BV4203, 3.5000%, 4/1/52	428,374	397,978
BV8484, 3.5000%, 4/1/52	413,042	383,704
BV6879, 4.5000%, 4/1/52	297,934	290,627
BV7632, 4.5000%, 4/1/52	269,227	262,624
BW0081, 4.5000%, 4/1/52	168,424	164,267
BV7132, 4.5000%, 4/1/52	118,576	115,649
BW0072, 4.5000%, 4/1/52	100,007	97,539
BV7131, 4.5000%, 4/1/52	94,703	92,365
FS6926, 2.5000%, 5/1/52	14,297,540	12,234,666
BV8544, 3.5000%, 5/1/52	1,140,340	1,057,984
CB3501, 3.5000%, 5/1/52	1,013,519	934,374
FS3377, 4.0000%, 5/1/52	1,020,425	976,481
BW0343, 4.5000%, 5/1/52	486,641	474,630
FS3160, 3.0000%, 6/1/52	537,884	477,547
CB3837, 3.5000%, 6/1/52	7,085,468	6,577,710

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS2144, 3.5000%, 6/1/52	$4,016,663	$3,733,501
FS5339, 3.0000%, 7/1/52	3,080,191	2,735,030
FS5491, 3.0000%, 7/1/52	2,325,379	2,064,531
CB4076, 3.5000%, 7/1/52	1,002,577	930,730
CB4329, 3.5000%, 7/1/52	337,023	313,238
BW0972, 4.5000%, 7/1/52	1,880,681	1,838,247
CB4320, 3.5000%, 8/1/52	665,237	617,514
BW7369, 5.0000%, 10/1/52	1,588,055	1,593,617
BW1288, 5.0000%, 10/1/52	709,497	710,846
BT8021, 5.0000%, 1/1/53	1,018,451	1,021,773
BX5759, 5.0000%, 1/1/53	357,052	358,059
BX5969, 5.0000%, 2/1/53	426,794	428,120
BX8071, 5.0000%, 3/1/53	215,214	215,491
BX7860, 5.5000%, 3/1/53	325,824	333,196
BX9351, 5.0000%, 4/1/53	474,893	475,506
BY0782, 5.5000%, 4/1/53	186,012	190,457
BY1920, 5.0000%, 5/1/53	258,815	259,131
BY1896, 5.5000%, 5/1/53	341,272	347,752
BY0866, 5.5000%, 5/1/53	175,826	179,165
BY3263, 5.0000%, 6/1/53	372,830	373,707
BY2783, 5.0000%, 6/1/53	285,115	285,444
BY4284, 5.5000%, 6/1/53	146,543	150,213
CB6686, 4.5000%, 7/1/53	1,813,172	1,781,881
BY6374, 5.5000%, 7/1/53	388,361	395,696
BY7004, 5.5000%, 7/1/53	198,353	203,290
CB6851, 4.5000%, 8/1/53	1,231,357	1,210,045
BY6690, 5.0000%, 8/1/53	306,243	307,046
CB7112, 5.5000%, 9/1/53	7,145,849	7,314,473
CB7430, 5.5000%, 11/1/53	1,941,030	1,995,516
FS8037, 6.0000%, 1/1/54	1,773,565	1,845,615
CB8134, 5.5000%, 3/1/54	3,636,584	3,735,245
FS7607, 6.0000%, 3/1/54	1,545,337	1,602,130
FS7643, 6.0000%, 4/1/54	3,790,806	3,942,530
CB8543, 6.0000%, 5/1/54	6,166,324	6,392,239
20550801, 6.0000%, 8/1/55	2,907,854	2,993,443
BF0130, 3.5000%, 8/1/56	14,381,370	13,177,513
BF0167, 3.0000%, 2/1/57	8,344,408	7,276,042
BF0189, 3.0000%, 6/1/57	31,241	27,099
BF0619, 2.5000%, 3/1/62	14,291,513	11,710,232
BF0598, 2.5000%, 3/1/62	2,870,447	2,399,393
		239,596,087
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	413,207	395,902
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	4,248,186	4,156,700
ZK8962, 3.0000%, 9/1/32	153,943	149,622
ZK9009, 3.0000%, 10/1/32	202,104	196,175
ZK9163, 3.0000%, 1/1/33	112,387	109,141
SB0040, 2.5000%, 12/1/33	3,831,913	3,694,088
QN0786, 3.0000%, 10/1/34	36,746	35,462
QN0783, 3.0000%, 10/1/34	16,684	16,086
QN0951, 2.5000%, 11/1/34	1,359,755	1,288,766
SB0116, 2.5000%, 11/1/34	497,539	471,888
SB0866, 2.5000%, 6/1/37	5,915,615	5,565,208
ZS3695, 6.0000%, 4/1/40	779,802	822,548
ZT1145, 4.5000%, 5/1/44	773,327	769,187
ZT1257, 3.0000%, 1/1/46	71,276	65,667
ZT1173, 4.0000%, 2/1/46	2,379,398	2,296,121
ZT1633, 4.0000%, 3/1/47	5,320	5,139
ZM7182, 4.5000%, 7/1/48	644,498	635,157
ZM7926, 5.0000%, 9/1/48	112,334	113,003
ZT1320, 4.0000%, 11/1/48	121,926	116,675
SI2017, 4.0000%, 12/1/48	1,475,665	1,412,075
ZA7158, 4.5000%, 6/1/49	105,177	103,166
RA1087, 4.5000%, 7/1/49	726,030	712,144
RA1088, 4.5000%, 7/1/49	135,893	133,614
QA2159, 3.0000%, 8/1/49	364,605	320,934
RA1188, 4.5000%, 8/1/49	714,329	700,666
QA4936, 3.0000%, 12/1/49	535,071	476,900

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QA5622, 3.0000%, 12/1/49	$218,891	$195,094
RA1999, 4.5000%, 1/1/50	500,592	491,018
SD8040, 4.5000%, 1/1/50	122,461	120,415
SD1551, 4.0000%, 3/1/50	1,421,164	1,359,962
QB1708, 2.5000%, 8/1/50	311,703	269,498
QB2976, 2.5000%, 8/1/50	132,934	114,894
QB3353, 2.5000%, 9/1/50	593,550	512,816
SD1143, 4.5000%, 9/1/50	4,187,953	4,127,254
RA5285, 2.5000%, 5/1/51	4,278,965	3,646,931
QC5848, 2.5000%, 8/1/51	11,826,448	10,072,272
RA5906, 2.5000%, 9/1/51	8,283,367	7,090,791
SD0688, 2.5000%, 10/1/51	10,430,295	8,918,767
SD7548, 2.5000%, 11/1/51	5,297,149	4,550,934
QD6087, 2.5000%, 1/1/52	1,308,302	1,122,924
QD4842, 2.5000%, 1/1/52	833,608	715,233
QD7069, 2.5000%, 2/1/52	1,987,436	1,703,159
QD9513, 2.5000%, 2/1/52	950,870	809,942
QD6554, 3.0000%, 2/1/52	906,538	806,193
QD6555, 3.0000%, 2/1/52	596,409	532,908
SD0931, 2.5000%, 3/1/52	8,405,494	7,176,985
QD8288, 2.5000%, 3/1/52	344,819	294,250
QD9182, 3.0000%, 3/1/52	1,043,323	932,121
QE0318, 4.5000%, 3/1/52	79,411	77,463
SD0943, 3.5000%, 4/1/52	1,607,336	1,494,609
QE0354, 3.5000%, 4/1/52	830,007	770,125
QE1072, 3.5000%, 4/1/52	820,858	761,636
QE1073, 3.5000%, 4/1/52	260,871	242,341
QD9191, 3.5000%, 4/1/52	201,311	187,027
SD8212, 2.5000%, 5/1/52	11,411,318	9,661,436
SD3493, 2.5000%, 5/1/52	3,496,914	2,992,316
SD1041, 3.0000%, 6/1/52	9,886,106	8,838,064
SD7023, 3.0000%, 6/1/52	2,633,748	2,337,330
SD1840, 3.0000%, 6/1/52	1,855,976	1,647,783
QF0488, 5.5000%, 9/1/52	1,717,266	1,750,533
QF2386, 5.0000%, 10/1/52	2,964,408	2,962,678
QF2145, 5.0000%, 10/1/52	98,121	98,308
QF2437, 5.5000%, 10/1/52	114,153	117,071
QF7813, 5.0000%, 1/1/53	206,283	206,940
QF6841, 5.0000%, 1/1/53	180,072	180,377
QF8398, 5.0000%, 3/1/53	742,289	743,298
QF9871, 5.0000%, 3/1/53	711,938	712,858
QG1442, 5.0000%, 4/1/53	823,495	820,368
QG2380, 5.0000%, 5/1/53	1,702,793	1,699,731
QG3598, 5.0000%, 5/1/53	1,036,240	1,034,377
QG3742, 5.0000%, 5/1/53	144,761	144,929
SD2897, 5.5000%, 5/1/53	1,355,003	1,376,030
QG2543, 5.5000%, 5/1/53	519,670	528,388
QG3917, 5.0000%, 6/1/53	1,360,029	1,357,583
QG4742, 5.0000%, 6/1/53	694,873	689,652
QG5161, 5.0000%, 6/1/53	651,002	646,064
QG5055, 5.0000%, 6/1/53	556,794	552,611
QG4676, 5.0000%, 6/1/53	204,306	202,936
QG3912, 5.5000%, 6/1/53	1,717,487	1,750,101
QG4741, 5.5000%, 6/1/53	394,399	397,890
QG6693, 5.5000%, 7/1/53	1,630,639	1,661,438
QG7441, 5.5000%, 7/1/53	954,840	972,874
SD4294, 5.5000%, 9/1/53	1,400,326	1,436,417
RA9851, 6.0000%, 9/1/53	10,965,771	11,347,342
SD4009, 6.0000%, 9/1/53	3,148,643	3,275,256
SD4668, 6.0000%, 10/1/53	5,603,687	5,767,710
SD4247, 6.5000%, 11/1/53	4,037,400	4,230,325
QI2699, 5.5000%, 4/1/54	925,303	951,720
RJ1341, 6.0000%, 4/1/54	4,462,847	4,626,351
RJ3021, 5.5000%, 12/1/54	11,557,763	11,726,213
SL1226, 5.5000%, 5/1/55	12,448,145	12,723,187
RJ4363, 5.5000%, 6/1/55	3,594,695	3,678,431
		189,310,610
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	14,314,002	12,316,955

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae – (continued)
4.0000%, TBA, 30 Year Maturity	$1,882,256	$1,769,821
5.0000%, TBA, 30 Year Maturity	4,526,907	4,502,421
		18,589,197
Ginnie Mae I Pool:
BC7161, 4.0000%, 8/15/47	410,829	393,129
BD7109, 4.0000%, 11/15/47	304,132	291,029
BD7135, 4.0000%, 12/15/47	946,982	905,041
		1,589,199
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	8,646,318	7,825,918
BB9835, 4.0000%, 8/20/47	277,083	264,898
BB9814, 4.0000%, 8/20/47	106,285	101,611
MA5021, 4.5000%, 2/20/48	1,123,270	1,109,572
MA5192, 4.0000%, 5/20/48	4,800,831	4,598,999
BH3672, 4.5000%, 5/20/48	318,270	312,535
MA5264, 4.0000%, 6/20/48	1,338,764	1,282,481
MA5400, 5.0000%, 8/20/48	1,269,216	1,279,896
MA5930, 3.5000%, 5/20/49	11,318,772	10,449,242
MA7255, 2.5000%, 3/20/51	11,012,779	9,487,020
MA7313, 3.0000%, 4/20/51	3,801,359	3,401,142
MA7473, 3.0000%, 7/20/51	5,756,105	5,148,754
MA7535, 3.0000%, 8/20/51	16,586,363	14,834,985
785843, 2.5000%, 1/20/52	7,872,332	6,687,182
		66,784,235
Total Mortgage-Backed Securities (cost $529,217,915)		516,966,806
United States Treasury Notes/Bonds – 13.9%
3.6250%, 8/31/27	55,150,000	55,147,846
3.6250%, 9/30/30	173,952,000	173,068,651
3.8750%, 9/30/32	8,378,000	8,350,509
4.2500%, 8/15/35	107,722,500	108,597,745
4.8750%, 8/15/45	7,586,000	7,755,500
4.7500%, 5/15/55	26,584,000	26,667,075
Total United States Treasury Notes/Bonds (cost $377,985,172)		379,587,326
Investment Companies£ – 4.5%
Exchange-Traded Funds (ETFs) – 1.2%
Janus Henderson Emerging Markets Debt Hard Currency	629,422	33,487,327
Money Markets – 3.3%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº	89,315,162	89,333,025
Total Investment Companies (cost $121,958,296)		122,820,352
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	207,828	207,828
Time Deposits – 0%
Royal Bank of Canada, 4.0800%, 10/1/25	$51,957	51,957
Total Investments Purchased with Cash Collateral from Securities Lending (cost $259,785)		259,785
Total Investments (total cost $2,786,868,627) – 102.0%		2,792,593,582
Liabilities, net of Cash, Receivables and Other Assets – (2.0)%		(53,926,766)
Net Assets – 100%		$2,738,666,816

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,706,901,780	96.9%
Canada	18,428,988	0.7
Israel	17,517,570	0.6
United Kingdom	15,438,719	0.6
Ireland	10,142,250	0.4
Australia	9,304,369	0.3
Luxembourg	8,194,163	0.3
Brazil	6,665,743	0.2
Total	$2,792,593,582	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 4.5%
Exchange-Traded Funds (ETFs) - 1.2%
Janus Henderson Emerging Markets Debt Hard Currency
	$19,147,204	$13,847,946	$-	$-	$492,177	$33,487,327	629,422	$304,630
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	82,226,865	309,315,807	(302,210,113)	931	(465)	89,333,025	89,315,162	958,356
Total Investment Companies - 4.5%
	$101,374,069	$323,163,753	$(302,210,113)	$931	$491,712	$122,820,352	89,944,584	$1,262,986
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	-	386,493,512	(386,285,684)	-	-	207,828	207,828	51,950 ∆
Total Affiliated Investments - 4.5%
	$101,374,069	$709,657,265	$(688,495,797)	$931	$491,712	$123,028,180	90,152,412	$1,314,936

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	12/11/25	1,012,174	$(1,366,338)	$(5,141)
British Pound	12/11/25	(2,026,687)	2,749,513	23,973
Total				$18,832

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	2,389	1/6/26	$497,863,868	$(132,056)
5 Year US Treasury Note	4,923	1/6/26	537,568,526	(518,179)
Ultra Long Term US Treasury Bond	340	12/31/25	40,821,250	1,161,261
US Treasury Long Bond	2,155	12/31/25	251,259,531	4,588,996
Total - Futures Long				5,100,022
Futures Short:
10 Year US Treasury Note	1,133	12/31/25	(127,462,500)	(283,449)
Ultra 10-Year Treasury Note	1,098	12/31/25	(126,355,781)	(1,041,530)
Total - Futures Short				(1,324,979)
Total				$3,775,043

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$340,299
Average amounts sold - in USD	681,385
Futures contracts:
Average notional amount of contracts - long	1,332,799,718
Average notional amount of contracts - short	269,125,832

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2025 is $1,284,507,587, which represents 46.9% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$1,304,806	$1,302,542	0.0%
The Fund has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$938,869,053	$-
Bank Loans and Mezzanine Loans	-	91,911,639	-
Corporate Bonds	-	740,821,298	-
Foreign Government Bonds	-	1,357,323	-
Mortgage-Backed Securities	-	516,966,806	-
United States Treasury Notes/Bonds	-	379,587,326	-
Investment Companies	33,487,327	89,333,025	-
Investments Purchased with Cash Collateral from Securities Lending	-	259,785	-
Total Investments in Securities	$33,487,327	$2,759,106,255	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	23,973	-
Futures Contracts	5,750,257	-	-
Total Assets	$39,237,584	$2,759,130,228	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,141	$-
Futures Contracts	1,975,214	-	-
Total Liabilities	$1,975,214	$5,141	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70264 11-25